FINANCE COSTS (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Interest on borrowings, net		$ 1,954,000,000	$ 2,022,000,000
Interest on lease liabilities		147,000,000	137,000,000
Interest on post-employment benefits		(5,000,000)	(5,000,000)
Gain on redemption of long-term debt	$ (151,000,000)	(151,000,000)	0
(Gain) loss on foreign exchange		(45,000,000)	222,000,000
Change in fair value of derivative instruments		17,000,000	(205,000,000)
Change in fair value of subsidiary equity derivative instruments		(9,000,000)	0
Capitalized interest		(30,000,000)	(36,000,000)
Deferred transaction costs and other		165,000,000	160,000,000
Total finance costs		2,043,000,000	$ 2,295,000,000
Shaw Communications Inc.
Disclosure of attribution of expenses by nature to their function [line items]
Maximum borrowing capacity		$ 6,000,000,000